Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000125239
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Empiric Fund
Average Annual Return, Percent	17.81%		10.60%	7.70%
C000125240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empiric Fund
Without Sales Load [Member] | C000125239
Average Annual Return [Line Items]
Average Annual Return, Percent	25.00%		11.91%	8.34%
Without Sales Load [Member] | C000125240
Average Annual Return [Line Items]
Average Annual Return, Percent	24.08%		11.07%	7.53%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%		15.98%	13.38%
MSCI USA SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Small Cap Index
Average Annual Return, Percent	25.86%		10.47%	9.40%
MSCI USA SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Small Cap Index
Average Annual Return, Percent	25.86%		10.47%	9.40%